Financial instruments - additional disclosures (Details 14) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 1,111	$ 1,158
Fair value of other financial assets sold	206	33
Listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	862	843
Non-listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	249	315
Alcon
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	71	382
Fair value of other financial assets sold	331	976
Alcon | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	13	62
Others | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	$ 137	$ 33